Supplement dated September 16, 2010
to the Class A and Class C Prospectus
for Principal Funds, Inc.
dated March 16, 2010

(as supplemented on June 16, 2010)

This supplement updates information currently in the Prospectus. Retain this supplement with the
Prospectus.

DIVERSIFIED REAL ASSET FUND
Make the following changes to the Management Sub-Advisor(s) and Portfolio Manager(s) section on page
6 in the fund summary:
In the section for Credit Suisse Asset Management, LLC, delete the information about Andrew Karsh and substitute:
• Nelson Louie (since 2010), Managing Director

REDEMPTION OF FUND SHARES
At the end of the second sentence in this section, delete the phrase “or excessive trading fee.” At the end of this section, delete the paragraph that begins, “Excessive Trading Fee (other than Money Market
Fund).”

Sell shares by mail
On page 10, delete the first bullet under this heading and substitute:
• Send a letter or distribution form (call us for the form) which is signed by the owner/owners of the account to Principal Funds, P.O. Box 8024, Boston, MA 02266-8024 (or overnight mail to 30 Dan
Road, Canton, MA 02021-2809). Specify the Fund(s) and account number.

EXCHANGE OF FUND SHARES
At the end of this section, delete the paragraph that begins, “Excessive Trading Fee (other than Money
Market Fund).”

THE COSTS OF INVESTING
One-Time Fees
Delete the last bullet point item under this sub-heading; it begins, “An excessive trading fee.”

Shareholder Fees
Delete footnote 3 from the Shareholder Fees table.

MANAGEMENT OF THE FUNDS
The Sub-Advisors
In the section for Credit Suisse Asset Management, LLC (“Credit Suisse”), delete the information about Andrew Karsh and add:

Nelson Louie is Global Head of the Commodities Group. Mr. Louie re-joined Credit Suisse in August
2010. From May 2009 to August 2010 he was an Executive Director in the Commodity Index Products
area at UBS Securities, LLC. From June 2007 to May 2009, Mr. Louie was a Managing Director at AIG
Financial Products responsible for North American Marketing of commodities-based solutions. From April
1993 to June 2007 he held positions within Credit Suisse. Mr. Louie earned a BA in Economics from
Union College.

FREQUENT PURCHASES AND REDEMPTIONS
Delete the paragraphs in this section that begin with “Currently the Funds,“ and end with “Taking such other action as directed by the Fund.” Substitute the following:

If we, or a Fund, deem abusive trading practices to be occurring, we will take action that may include, but is not limited to:
• Rejecting exchange instructions from the shareholder or other person authorized by the shareholder to direct exchanges;
• Restricting submission of exchange requests by, for example, allowing exchange requests to be submitted by 1st class U.S. mail only and disallowing requests made by facsimile, overnight courier, telephone or via the internet;
• Limiting the number of exchanges a year; and
• Taking other such action as directed by the Fund.

FUND ACCOUNT INFORMATION
Signature Guarantees
On page 36, delete the second bullet in this section and substitute:
• if a sales proceeds check is payable to other than the account shareholder(s), Principal
Life, Principal Bank, or Princor Financial Services Corporation payable through Pershing;